Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2011	1,895,550	$20.83
Granted	367,000	31.48
Exercised	(363,850)	19.15
Forfeited	(169,500)	32.38
Shares issuable under options - December 31, 2012	1,729,200	$22.31
Granted	422,000	31.35
Exercised	(464,150)	16.20
Shares issuable under options - December 31, 2013	1,687,050	$26.25
Granted	343,000	49.57
Exercised	(558,150)	19.26
Forfeited	(8,000)	31.28
Shares issuable under options - December 31, 2014	1,463,900	$34.35	2.6	$24,176
Options exercisable - End of period	560,450	$29.19	1.7	$12,148

Stock Options Exercised [Table Text Block]
	2014	2013	2012

Number of options exercised	558,150	464,150	363,850

Aggregate fair value	$27,973	$16,780	$11,198
Intrinsic value	17,223	9,313	4,265
Amount of cash received	10,750	7,467	6,933

Tax benefit recognized	$5,856	$3,148	$1,438

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013	2012

Risk free rate	0.9%	0.4%	0.4%
Expected life in years	4.75	4.75	4.75
Expected volatility	25.5%	37.5%	40.3%
Dividend yield	0.8%	0.0%	0.0%

Weighted average fair value per option granted	$10.52	$10.13	$10.87